Intangible Assets Subject To Amortization Acquired (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 7,097
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	2,996
Patent
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	3,682
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	120
Other Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 299